Estimated Fair Value of Financial Instruments (Tables)	9 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value
The following information is provided to help readers gain an understanding of the relationship between carrying amounts of financial instruments reported in the Company’s consolidated balance sheets and the related market or fair value. The disclosures do not include net investment in leases, investment in affiliates accounted for under the equity method, pension obligations and insurance contracts and reinsurance contracts except for those classified as investment contracts.
March 31, 2023

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,231,860	¥1,231,860	¥1,231,860	¥0	¥0
Restricted cash	135,048	135,048	135,048	0	0
Installment loans (net of allowance for credit losses)	3,829,431	3,807,987	0	128,249	3,679,738
Equity securities*1	379,236	379,236	105,646	133,027	140,563
Trading debt securities	2,179	2,179	0	2,179	0
Available-for-sale debt securities	2,234,608	2,234,608	4,334	1,986,672	243,602
Held-to-maturity debt securities	114,759	129,678	0	108,326	21,352
Certain investment in affiliates	2,511	2,511	0	0	2,511
Other Assets:
Time deposits	4,374	4,374	0	4,374	0
Derivative assets*2	50,346	50,346	0	0	0
Reinsurance recoverables (Investment contracts)	5,301	5,009	0	0	5,009
Liabilities:
Short-term debt	¥508,796	¥508,796	¥0	¥508,796	¥0
Deposits	2,086,340	2,087,035	0	2,087,035	0
Policy liabilities and Policy account balances (Investment contracts)	143,407	143,842	0	0	143,842
Long-term debt	5,209,723	5,164,112	0	1,667,119	3,496,993
Other Liabilities:
Derivative liabilities *2	49,314	49,314	0	0	0

*1	The amount of ¥51,263 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”

December 31, 2023

	Millions of yen
	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥904,289	¥904,289	¥904,289	¥0	¥0
Restricted cash	140,806	140,806	140,806	0	0
Installment loans (net of allowance for credit losses)	3,840,221	3,824,378	0	125,588	3,698,790
Equity securities*1	394,241	394,241	110,682	133,000	150,559
Trading debt securities	2,213	2,213	0	2,213	0
Available-for-sale debt securities	2,537,681	2,537,681	5,494	2,232,859	299,328
Certain investment in affiliates	5,737	5,737	0	0	5,737
Other Assets:
Time deposits	3,662	3,662	0	3,662	0
Derivative assets*2	37,127	37,127	0	0	0
Reinsurance recoverables (Investment contracts)	4,757	4,629	0	0	4,629
Liabilities:
Short-term debt	¥646,903	¥646,903	¥0	¥646,903	¥0
Deposits	2,057,316	2,056,400	0	2,056,400	0
Policy liabilities and Policy account balances (Investment contracts)	128,972	128,722	0	0	128,722
Long-term debt	5,333,716	5,309,860	0	1,781,374	3,528,486
Other Liabilities:
Derivative liabilities *2	31,172	31,172	0	0	0

*1	The amount of ¥76,593 million of investment funds measured at net asset value per share is not included.
*2	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”